STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule fair value of options granted

Attribute
Share price at date of grant	$1.00 - $5.00
Options life in years	2 - 3
Risk free rate	0.16% - 0.44%
Expected volatility	121% - 151%
Expected dividend yield	0
Grant date fair value of options	$0.71 - $3.46

Schedule of number of share options and the weighted average exercise price outstanding

	Av. Exercise price per share $	Options (Number)
As at January 1, 2023	2.61	2,332,500
Granted	1.28	648,000
Exercised	-	-
Forfeited	-	-
As at March 31, 2023	2.32	2,980,500
Exercisable as at March 31, 2023	2.16	1,339,154

	Av. Exercise
	price per share	Options
	$	(Number)
As at January 1, 2021	1.00	645,000
Granted	3.23	1,687,500
Exercised	-	-
Forfeited	-	-
As at December 31, 2021	2.61	2,332,500
Exercisable as at December 31, 2021	1.87	395,269

As at January 1, 2022	2.61	2,332,500
Granted	-	-
Exercised	-	-
Forfeited	-	-
As at December 31, 2022	2.61	2,332,500
Exercisable as at December 31, 2022	2.18	1,198,577